Financial Assets and Liabilities - Fair value of derivative instruments (Details) - Currency risk - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Foreign exchange forward contracts
Derivative assets - hedging
Total derivative assets	$ 6,480	$ 16,879
Derivative liabilities - hedging
Total derivative liabilities	12,107	1,509
Current derivative | Foreign exchange forward contracts
Derivative assets - hedging
Derivatives designated as hedging instruments	3,325	14,195
Derivatives not designated as hedging instruments	8	2,684
Derivative liabilities - hedging
Derivatives designated as hedging instruments	5,336	1,164
Derivatives not designated as hedging instruments	2,722	343
Current derivative | Interest rate swaps
Derivative liabilities - hedging
Derivatives designated as hedging instruments	3,380	0
Other non-current assets | Interest rate swaps
Derivative assets - hedging
Derivatives designated as hedging instruments	3,147	0
Other non-current liabilities | Foreign exchange forward contracts
Derivative liabilities - hedging
Derivatives designated as hedging instruments	$ 669	$ 2